Label	Element	Value
Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.  The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund invests the majority of its assets in common stock of larger companies. The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index at the time of purchase.  The median capitalization of companies in the Russell 1000 Index was $10.6 billion as of May 31, 2018.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

We seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon. The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant broad-based securities market indices.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity market.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns – Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return for the Fund’s Investor Class for the six months ended June 30, 2018 was 3.18%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	16.90%
Worst Quarter	4th Quarter 2008	-24.75%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2017)
Value Fund | Standard & Poor’s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Value Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.59%
Value Fund | Value Fund - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,320
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.80%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.54%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.04%	[2]
Value Fund | Value Fund - Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,477
Annual Return 2008	rr_AnnualReturn2008	(40.74%)
Annual Return 2009	rr_AnnualReturn2009	27.62%
Annual Return 2010	rr_AnnualReturn2010	19.94%
Annual Return 2011	rr_AnnualReturn2011	6.12%
Annual Return 2012	rr_AnnualReturn2012	13.17%
Annual Return 2013	rr_AnnualReturn2013	31.75%
Annual Return 2014	rr_AnnualReturn2014	9.54%
Annual Return 2015	rr_AnnualReturn2015	(4.47%)
Annual Return 2016	rr_AnnualReturn2016	2.88%
Annual Return 2017	rr_AnnualReturn2017	15.55%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
Value Fund | Value Fund - Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.25%
Value Fund | Value Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.71%

[1]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.99% and 1.30%, respectively, of each Class's average daily net assets through July 31, 2019. This agreement may only be terminated by the Board of Trustees of the Fund.
[2]	Institutional Class shares first became available for sale on July 31, 2014. For performance prior to that date, this table includes the actual performance of the Fund's Investor Class (and uses the actual expenses of the Fund's Investor Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund's Institutional Class would have been substantially similar to, and higher than, the performance of the Fund's Investor Class, because the shares of both classes are invested in the same portfolio of securities, but Institutional Class shares would have had lower expenses.